Derivative Financial Instruments - Schedule of the Fair Values of Derivative Instruments (Detail) - Cash Flow Hedging [Member] - Foreign Currency Derivatives [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives Designated as Hedging Instruments [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 460	$ 436
Derivatives Designated as Hedging Instruments [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives	3,816	2,895
Derivatives Not Designated as Hedging Instruments [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	2,046	627
Derivatives Not Designated as Hedging Instruments [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives	$ 619	$ 783